Cover	Jul. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2026
Entity File Number	001-15543
Entity Registrant Name	PALATIN TECHNOLOGIES, INC.
Entity Central Index Key	0000911216
Entity Tax Identification Number	95-4078884
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 Carnegie Center Drive
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	(609)
Local Phone Number	495-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false